Taxes - Schedule of Reconciles the Statutory Rate (Details)		6 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Schedule of Reconciles the Statutory Rate [Abstract]
PRC statutory tax rate		25.00%	25.00%
Effect of tax holiday and preferential tax rate	[1]	(10.00%)	(12.80%)
Additional deduction for R&D expenses		1.30%	(11.90%)
Non-deductible expenses
Effect of change in valuation allowance
Effect of different tax rates in a foreign jurisdiction		(7.70%)	(12.30%)
Effective tax rate		(0.20%)	5.20%

[1]	The Company’s subsidiaries, Global Mofy China, Kashi Mofy, Shanghai Mofy, Xi’an Mofy and Beijing Mofy are subject to different favorable tax rates and tax holiday for the years ended March 31, 2026 and 2025. Kashi Mofy is eligible for a preferential tax rate of 9%, Global Mofy is eligible for a preferential tax rate of 15% and Shanghai Mofy, Xi’an Mofy, Beijing Mofy and Zhejiang Mofy are eligible for a preferential tax rate of 5% in 2025. For the months ended March 31, 2026 and 2025 the tax saving as the result of the favorable tax rate and tax holiday amounted to $5,027,848 and $697,343, respectively, and per share effect of the favorable tax rate (after stock reverse split) were $6.97 and $6.03, respectively.